Document And Entity Information	Aug. 05, 2021
Document Information [Line Items]
Entity, Registrant Name	Gray Television, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 05, 2021
Entity, Incorporation, State or Country Code	GA
Entity, File Number	001-13796
Entity, Tax Identification Number	58-0285030
Entity, Address, Address Line One	4370 Peachtree Road
Entity, Address, Address Line Two	NE
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000043196
ClassACommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock (no par value)
Trading Symbol	GTN.A
Security Exchange Name	NYSE
CommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	common stock (no par value)
Trading Symbol	GTN
Security Exchange Name	NYSE